UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22080
                                                    -----------

                    First Trust Active Dividend Income Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: November 30
                                              -------------

                   Date of reporting period: August 31, 2013
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST DIVIDEND AND INCOME FUND (FAV)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2013 (UNAUDITED)

    SHARES                                    DESCRIPTION                                       VALUE
---------------  ----------------------------------------------------------------------    ---------------
COMMON STOCKS - 84.0%

                 AEROSPACE & DEFENSE - 3.3%
         13,400  Honeywell International, Inc..........................................    $     1,066,238
         11,900  Lockheed Martin Corp..................................................          1,456,798
                                                                                           ---------------
                                                                                                 2,523,036
                                                                                           ---------------

                 CAPITAL MARKETS - 1.7%
          4,900  BlackRock, Inc........................................................          1,275,568
                                                                                           ---------------

                 CHEMICALS - 1.4%
         29,200  Dow Chemical (The) Co.................................................          1,092,080
                                                                                           ---------------

                 COMMERCIAL BANKS - 1.3%
         24,300  Wells Fargo & Co......................................................            998,244
                                                                                           ---------------

                 COMMUNICATIONS EQUIPMENT - 1.0%
         11,400  QUALCOMM, Inc.........................................................            755,592
                                                                                           ---------------

                 COMPUTERS & PERIPHERALS - 1.1%
          1,700  Apple, Inc............................................................            827,985
                                                                                           ---------------

                 DIVERSIFIED FINANCIAL SERVICES - 3.1%
         20,400  Citigroup, Inc........................................................            985,932
         27,700  JPMorgan Chase & Co...................................................          1,399,681
                                                                                           ---------------
                                                                                                 2,385,613
                                                                                           ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 5.6%
         43,700  AT&T, Inc.............................................................          1,478,371
         42,300  Centurylink, Inc......................................................          1,400,976
         28,900  Verizon Communications, Inc...........................................          1,369,282
                                                                                           ---------------
                                                                                                 4,248,629
                                                                                           ---------------

                 ELECTRIC UTILITIES - 3.6%
         11,000  Duke Energy Corp......................................................            721,600
         37,500  Exelon Corp...........................................................          1,143,375
         28,100  PPL Corp..............................................................            862,670
                                                                                           ---------------
                                                                                                 2,727,645
                                                                                           ---------------

                 ENERGY EQUIPMENT & SERVICES - 1.9%
         30,500  Seadrill Ltd..........................................................          1,410,930
                                                                                           ---------------

                 FOOD PRODUCTS - 1.0%
         15,300  Kraft Foods Group, Inc................................................            792,081
                                                                                           ---------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
         12,200  Covidien PLC..........................................................            724,680
                                                                                           ---------------

                 HOTELS, RESTAURANTS & LEISURE - 3.7%
         14,000  DineEquity, Inc.......................................................            927,780
         27,000  Six Flags Entertainment Corp..........................................            891,270
          6,900  Wynn Resorts Ltd......................................................            973,176
                                                                                           ---------------
                                                                                                 2,792,226
                                                                                           ---------------

                 INDUSTRIAL CONGLOMERATES - 2.8%
         93,000  General Electric Co...................................................          2,152,020
                                                                                           ---------------

                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST DIVIDEND AND INCOME FUND (FAV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

    SHARES                                    DESCRIPTION                                       VALUE
---------------  ----------------------------------------------------------------------    ---------------
COMMON STOCKS (CONTINUED)

                 INSURANCE - 5.0%
        104,400  Old Republic International Corp.......................................    $     1,482,480
         15,600  Prudential Financial, Inc.............................................          1,168,128
         14,000  Travelers (The) Cos., Inc.............................................          1,118,600
                                                                                           ---------------
                                                                                                 3,769,208
                                                                                           ---------------

                 LEISURE EQUIPMENT & PRODUCTS - 1.0%
         18,200  Mattel, Inc...........................................................            737,100
                                                                                           ---------------

                 MACHINERY - 1.2%
         11,300  Deere & Co............................................................            945,132
                                                                                           ---------------

                 MEDIA - 4.4%
         96,600  National Cinemedia, Inc...............................................          1,736,868
         91,300  Regal Entertainment Group, Class A....................................          1,633,357
                                                                                           ---------------
                                                                                                 3,370,225
                                                                                           ---------------

                 METALS & MINING - 2.1%
         13,000  BHP Billiton Ltd., ADR................................................            822,640
         25,300  Freeport-McMoRan Copper & Gold, Inc...................................            764,566
                                                                                           ---------------
                                                                                                 1,587,206
                                                                                           ---------------

                 MULTI-UTILITIES - 1.0%
         12,500  National Grid PLC, ADR................................................            719,500
                                                                                           ---------------

                 OIL, GAS & CONSUMABLE FUELS - 10.5%
          9,000  Chevron Corp..........................................................          1,083,870
         31,700  ConocoPhillips........................................................          2,101,710
         12,700  Occidental Petroleum Corp.............................................          1,120,267
         29,800  Royal Dutch Shell PLC, ADR............................................          1,924,782
         31,600  Total S.A., ADR.......................................................          1,747,796
                                                                                           ---------------
                                                                                                 7,978,425
                                                                                           ---------------

                 PHARMACEUTICALS - 9.1%
         33,200  AstraZeneca PLC, ADR..................................................          1,633,772
         33,100  Bristol-Myers Squibb Co...............................................          1,379,939
         26,800  Merck & Co., Inc......................................................          1,267,372
         92,200  Pfizer, Inc...........................................................          2,600,962
                                                                                           ---------------
                                                                                                 6,882,045
                                                                                           ---------------

                 REAL ESTATE INVESTMENT TRUSTS - 5.3%
         65,800  Annaly Capital Management, Inc........................................            767,886
         16,100  Digital Realty Trust, Inc.............................................            895,160
         22,100  EPR Properties........................................................          1,082,458
         17,500  Hospitality Properties Trust..........................................            472,850
         24,800  National Retail Properties, Inc.......................................            759,624
                                                                                           ---------------
                                                                                                 3,977,978
                                                                                           ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
         64,300  Intel Corp............................................................          1,413,314
                                                                                           ---------------

                 SOFTWARE - 1.4%
         32,600  Microsoft Corp........................................................          1,088,840
                                                                                           ---------------

Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST DIVIDEND AND INCOME FUND (FAV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

  SHARES/UNITS                                DESCRIPTION                                       VALUE
---------------  ----------------------------------------------------------------------    ---------------
COMMON STOCKS (CONTINUED)

                 THRIFTS & MORTGAGE FINANCE - 1.4%
         76,800  People's United Financial, Inc........................................    $     1,092,096
                                                                                           ---------------

                 TOBACCO - 5.3%
         48,800  Altria Group, Inc.....................................................          1,653,344
         18,400  Lorillard, Inc........................................................            778,320
         18,800  Philip Morris International, Inc......................................          1,568,672
                                                                                           ---------------
                                                                                                 4,000,336
                                                                                           ---------------

                 TRADING COMPANIES & DISTRIBUTORS - 1.9%
         33,100  TAL International Group, Inc..........................................          1,416,680
                                                                                           ---------------
                 TOTAL COMMON STOCKS...................................................         63,684,414
                 (Cost $62,497,404)                                                        ---------------

MASTER LIMITED PARTNERSHIPS - 8.0%

                 DIVERSIFIED FINANCIAL SERVICES - 0.7%
         48,200  KKR Financial Holdings LLC............................................            490,194
                                                                                           ---------------

                 OIL, GAS & CONSUMABLE FUELS - 7.3%
         10,500  Alliance Resource Partners, L.P.......................................            790,440
         34,700  Energy Transfer Partners, L.P.........................................          1,779,069
         23,600  Golar LNG Partners, L.P...............................................            767,000
          8,000  Kinder Morgan Energy Partners, L.P....................................            652,480
         26,000  Teekay Offshore Partners, L.P.........................................            826,020
         14,500  Williams Partners, L.P................................................            715,285
                                                                                           ---------------
                                                                                                 5,530,294
                                                                                           ---------------
                 TOTAL MASTER LIMITED PARTNERSHIPS.....................................          6,020,488
                 (Cost $5,791,846)                                                         ---------------

CLOSED-END FUNDS - 1.5%

                 DIVERSIFIED FINANCIAL SERVICES - 1.5%
         32,300  Kayne Anderson MLP Investment Co......................................          1,148,911
                                                                                           ---------------
                 TOTAL CLOSED-END FUNDS................................................          1,148,911
                 (Cost $1,193,299)                                                         ---------------

COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES - 1.0%

                 CAPITAL MARKETS - 1.0%
         44,500  Ares Capital Corp.....................................................            782,310
                                                                                           ---------------
                 TOTAL COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES..................            782,310
                 (Cost $772,673)                                                           ---------------

$25 PAR PREFERRED SECURITIES - 3.6%
                                                               STATED         STATED
     SHARES                     DESCRIPTION                     RATE         MATURITY           VALUE
---------------  -----------------------------------------  -------------  ------------    ---------------
                 CAPITAL MARKETS - 0.9%
         29,300  Goldman Sachs Group, Inc. ...............       5.95%         (a)                 669,212
                                                                                           ---------------

                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST DIVIDEND AND INCOME FUND (FAV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

                                                               STATED         STATED
     SHARES                     DESCRIPTION                     RATE         MATURITY           VALUE
---------------  -----------------------------------------  -------------  ------------    ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                 COMMERCIAL BANKS - 0.9%
         31,500  PNC Financial Services Group, Inc.,
                    Series Q..............................       5.38%         (a)         $       687,960
                                                                                           ---------------

                 CONSUMER FINANCE - 1.3%
         42,800  Discover Financial Services, Series B ...       6.50%         (a)               1,011,364
                                                                                           ---------------

                 MARINE - 0.5%
         14,700  Seaspan Corp. ...........................       7.95%         (a)                 373,086
                                                                                           ---------------
                 TOTAL $25 PAR PREFERRED SECURITIES....................................          2,741,622
                 (Cost $2,922,415)                                                         ---------------

$50 PAR PREFERRED SECURITIES - 1.2%

                 REAL ESTATE INVESTMENT TRUSTS - 1.2%
         16,300  Weyerhaeuser Co. ........................       6.38%         07/01/16            866,834
                                                                                           ---------------
                 TOTAL $50 PAR PREFERRED SECURITIES....................................            866,834
                 (Cost $841,149)                                                           ---------------

                 TOTAL INVESTMENTS - 99.3%.............................................         75,244,579
                 (Cost $74,018,786) (b)                                                    ---------------

   NUMBER OF
   CONTRACTS                                  DESCRIPTION                                       VALUE
---------------  ----------------------------------------------------------------------    ---------------
CALL OPTIONS WRITTEN - (0.2%)
                 Annaly Capital Management, Inc. Call
            400  @ $12.00 due September 2013...........................................             (7,200)
                                                                                           ---------------
                 Apple, Inc. Call
             10  @  485.00 due September 2013..........................................            (15,250)
                                                                                           ---------------
                 Blackrock, Inc. Call
             30  @  290.00 due September 2013..........................................               (750)
                                                                                           ---------------
                 Bristol-Myers Squibb Co. Call
            200  @  43.00 due September 2013...........................................             (7,000)
                                                                                           ---------------
                 Citigroup, Inc. Call
            125  @  52.50 due September 2013...........................................             (1,625)
                                                                                           ---------------
                 ConocoPhillips Call
            200  @  67.50 due September 2013...........................................            (10,800)
                                                                                           ---------------
                 Deere & Co. Call
            100  @  87.50 due September 2013...........................................             (3,500)
                                                                                           ---------------
                 Dow Chemical (The) Co. Calls
            150  @  40.00 due September 2013...........................................             (3,750)
            100  @  39.00 due September 2013...........................................             (3,800)
                                                                                           ---------------
                                                                                                    (7,550)
                                                                                           ---------------

Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST DIVIDEND AND INCOME FUND (FAV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

   NUMBER OF
   CONTRACTS                                  DESCRIPTION                                       VALUE
---------------  ----------------------------------------------------------------------    ---------------
CALL OPTIONS WRITTEN (CONTINUED)
                 Exelon Corp. Call
            200  @ $32.00 due September 2013...........................................    $        (1,500)
                                                                                           ---------------
                 Freeport-McMoRan Copper & Gold, Inc. Call
            150  @  34.00 due September 2013...........................................               (600)
                                                                                           ---------------
                 Honeywell International, Inc. Call
             80  @  85.00 due September 2013...........................................               (720)
                                                                                           ---------------
                 Merck & Co., Inc. Call
            150  @  49.00 due September 2013...........................................             (1,500)
                                                                                           ---------------
                 Microsoft Corp. Call
            300  @  34.00 due September 2013...........................................            (17,400)
                                                                                           ---------------
                 Occidental Petroleum Corp. Call
             75  @  90.00 due September 2013...........................................             (6,450)
                                                                                           ---------------
                 Prudential Financial, Inc. Call
            125  @  82.50 due September 2013...........................................             (1,500)
                                                                                           ---------------
                 QUALCOMM, Inc. Call
             80  @  70.00 due September 2013...........................................             (1,360)
                                                                                           ---------------
                 S&P 500 Index Calls (c)
             35  @  1,705.00 due September 2013........................................             (4,865)
             35  @  1,740.00 due September 2013........................................               (875)
                                                                                           ---------------
                                                                                                    (5,740)
                                                                                           ---------------
                 Six Flags Entertainment Corp. Call
            150  @  35.00 due September 2013...........................................             (2,250)
                                                                                           ---------------
                 Verizon Communications, Inc. Call
            200  @  49.00 due September 2013...........................................             (8,600)
                                                                                           ---------------
                 Wells Fargo & Co. Call
            150  @  44.00 due September 2013...........................................             (1,050)
                                                                                           ---------------
                 Wynn Resorts Ltd. Call
             40  @  145.00 due September 2013..........................................             (7,200)
                                                                                           ---------------
                 TOTAL CALL OPTIONS WRITTEN............................................           (109,545)
                 (Premiums received $154,763)                                              ---------------

                 NET OTHER ASSETS AND LIABILITIES - 0.9%...............................            659,276
                                                                                           ---------------
                 NET ASSETS - 100.0%...................................................    $    75,794,310
                                                                                           ===============

                See Notes to Quarterly Portfolio of Investments           Page 5

FIRST TRUST DIVIDEND AND INCOME FUND (FAV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)


(a)   Perpetual maturity.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,033,287 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,807,494.

(c) Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund's portfolio.


ADR   American Depositary Receipt

---------------------------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                    ASSETS TABLE
                                                                                         LEVEL 2          LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                        8/31/2013        PRICES          INPUTS           INPUTS
                                                     ---------------  -------------  ---------------  --------------
Common Stocks*.....................................  $    63,684,414  $  63,684,414  $            --  $           --
Master Limited Partnerships*.......................        6,020,488      6,020,488               --              --
Closed-End Funds*..................................        1,148,911      1,148,911               --              --
Common Stocks - Business Development Companies* ...          782,310        782,310               --              --
$25 Par Preferred Securities*......................        2,741,622      2,741,622               --              --
$50 Par Preferred Securities*......................          866,834        866,834               --              --
                                                     ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS..................................  $    75,244,579  $  75,244,579  $            --  $           --
                                                     ===============  =============  ===============  ==============

                                                 LIABILITIES TABLE
                                                                                         LEVEL 2          LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                        8/31/2013        PRICES          INPUTS           INPUTS
                                                     ---------------  -------------  ---------------  --------------
Call Options Written...............................  $      (109,545) $    (109,545) $            --  $           --
                                                     ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at August 31, 2013.

Page 6          See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                      FIRST TRUST DIVIDEND AND INCOME FUND
                          AUGUST 31, 2013 (UNAUDITED)


                                1. ORGANIZATION

First Trust Dividend and Income Fund (formerly known as First Trust Active Dividend Income Fund) (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on June 14, 2007 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FAV on the New York Stock Exchange ("NYSE"). Effective July 1, 2013, the Fund's name was changed to its current name and Chartwell Investment Partners, L.P. ("Sub-Advisor" or "Chartwell") began serving as sub-advisor of the Fund, pursuant to an interim investment sub-advisory agreement.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Dividend and Income Fund (the "Fund") is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

      Common stocks, master limited partnerships ("MLPs") and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on one or more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at their closing bid prices.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean between the most recent bid and asked prices. Over-the-counter options contracts are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

                      FIRST TRUST DIVIDEND AND INCOME FUND
                          AUGUST 31, 2013 (UNAUDITED)


      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2013, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

The goal of the option overlay strategy is to generate additional income from option premiums in an attempt to enhance the distributions payable to shareholders and reduce overall portfolio volatility. The Fund generally will write "at-the-money" or "out-of-the-money" call options on stock indices and single stocks on up to 50% of the Fund's portfolio value. Through June 30, 2013, the option strategy was managed by the Alternatives Group at First Trust, the investment advisor to the Fund. The Fund will not write (sell) "naked" or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If a single stock option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. Index options, if exercised, are settled in cash and therefore the Fund never has to deliver any physical securities. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written
(sold) by the Fund.

Single stock options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The purchaser of an index option written by the Fund has the right to any appreciation in the cash value of the index over the strike price on the expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity

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NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)

                      FIRST TRUST DIVIDEND AND INCOME FUND
                          AUGUST 31, 2013 (UNAUDITED)


price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.



C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                               3. OPTION ACTIVITY

Written option activity for the Fund for the fiscal year to date period (December 1, 2012 through August 31, 2013) was as follows:

                                                    Number
                                                      of
Written Options                                    Contracts       Premiums
------------------------------------------------------------------------------
Options outstanding at November 30, 2012...            140        $  111,751
Options Written............................          7,870         1,059,433
Options Expired............................         (3,455)         (276,482)
Options Exercised..........................           (175)           (5,950)
Options Closed.............................         (1,295)         (733,989)
                                                   -------        ----------
Options outstanding at August 31, 2013.....          3,085        $  154,763
                                                   =======        ==========


                              4. SUBSEQUENT EVENTS

On September 16, 2013 the shareholders of the Fund voted to approve a new investment sub-advisory agreement with Chartwell Investment Partners, L.P.

On June 10, 2013, the Board approved a repositioning of the Fund that contemplated certain changes to the Fund's investment strategies as described briefly below. Such changes were not subject to shareholder approval. The Fund's primary investment objective, which is to seek a high level of current income, and secondary investment objective, which is capital appreciation, are not changing. The Fund will seek to achieve its investment objectives by investing at least 80% of its managed assets in a diversified portfolio of dividend-paying multi-cap equity securities, debt securities, and senior, secured floating rate loans that offer the potential for attractive income and/or capital appreciation. The Fund may invest up to 25% of its managed assets in U.S. dollar-denominated Equity Securities of non-U.S. issuers. On an ongoing and consistent basis, the Fund expects to write (sell) covered call options on equity indices and/or Equity Securities within the Equity Component. The Fund will normally write (sell) covered call options against equity indices and/or Equity Securities with strike prices and expiration dates that are collectively intended to provide risk/reward characteristics that are consistent with the Fund's investment objectives. The Fund initially intends to utilize leverage through borrowings in an amount up to 25% of the Fund's managed assets to seek to enhance its potential for current income. To the extent leverage is used, the Fund currently intends to invest the funds raised through leverage in Senior Loans and High Yield Debt Securities.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        First Trust Active Dividend Income Fund
            --------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 15, 2013
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 15, 2013
     ---------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: October 15, 2013
     ---------------------

*Print the name and title of each signing officer under his or her signature.